Segments (Tables)	6 Months Ended
Jun. 30, 2020
Segments [abstract]
Operating segments data [text block]
Second quarter 2020	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenues and other income	10	52	67	7,392	50	0	7,570
Revenues inter-segment	1,649	515	408	88	1	(2,661)	0
Net income/(loss) from equity accounted investments	0	(11)	0	7	38	0	33

Total revenues and other income	1,659	555	475	7,486	88	(2,661)	7,603

Purchases [net of inventory variation]	0	(26)	0	(5,127)	(0)	2,403	(2,750)
Operating, selling, general and administrative expenses	(706)	(281)	(293)	(1,423)	125	166	(2,411)
Depreciation, amortisation and net impairment losses	(992)	(509)	(475)	(326)	(220)	0	(2,522)
Exploration expenses	(65)	(288)	(40)	0	0	0	(393)

Total operating expenses	(1,762)	(1,103)	(808)	(6,877)	(94)	2,569	(8,075)

Net operating income/(loss)	(104)	(548)	(332)	610	(6)	(92)	(472)

Additions to PP&E, intangibles and equity accounted investments	1,118	484	268	51	386	0	2,307

Second quarter 2019	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)
		(restated)	(restated)

Revenues third party, other revenues and other income	157	429	98	16,315	59	0	17,057
Revenues inter-segment	4,226	1,122	972	127	1	(6,448)	0
Net income/(loss) from equity accounted investments	7	9	2	11	10	0	39

Total revenues and other income	4,390	1,559	1,071	16,454	70	(6,448)	17,096

Purchases [net of inventory variation]	0	14	0	(15,065)	(0)	6,445	(8,606)
Operating, selling, general and administrative expenses	(888)	(403)	(403)	(1,073)	63	202	(2,502)
Depreciation, amortisation and net impairment losses	(945)	(477)	(521)	(100)	(190)	0	(2,233)
Exploration expenses	(79)	(142)	(14)	0	0	0	(235)

Total operating expenses	(1,913)	(1,008)	(937)	(16,238)	(127)	6,647	(13,575)

Net operating income/(loss)	2,478	551	134	216	(57)	199	3,521

Additions to PP&E, intangibles and equity accounted investments	1,718	991	645	60	19	0	3,432

First half 2020	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	17	218	208	22,087	99	0	22,629
Revenues inter-segment	5,179	1,680	1,152	184	1	(8,197)	0
Net income/(loss) from equity accounted investments	0	5	0	18	82	0	104

Total revenues and other income	5,196	1,903	1,360	22,289	182	(8,197)	22,733

Purchases [net of inventory variation]	0	(68)	0	(18,627)	(0)	8,549	(10,146)
Operating, selling, general and administrative expenses	(1,341)	(779)	(664)	(2,767)	184	353	(5,014)
Depreciation, amortisation and net impairment losses	(2,833)	(1,380)	(1,711)	(607)	(429)	0	(6,959)
Exploration expenses	(160)	(536)	(332)	0	0	0	(1,028)

Total operating expenses	(4,333)	(2,763)	(2,707)	(22,001)	(245)	8,902	(23,147)

Net operating income/(loss)	863	(861)	(1,347)	288	(63)	705	(414)

Additions to PP&E, intangibles and equity accounted investments	2,407	1,225	694	107	489	0	4,922

Balance sheet information
Equity accounted investments	2	563	0	90	944	0	1,599
Non-current segment assets	30,547	19,715	15,557	4,350	4,090	0	74,259
Non-current assets not allocated to segments							10,853

Total non-current assets							86,711

First half 2019	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)
		(restated)	(restated)

Revenues third party, other revenue and other income	160	907	214	32,050	145	0	33,476
Revenues inter-segment	9,205	2,332	1,966	227	2	(13,732)	0
Net income/(loss) from equity accounted investments	13	18	3	16	53	0	103

Total revenues and other income	9,378	3,258	2,183	32,293	199	(13,732)	33,578

Purchases [net of inventory variation]	1	(25)	(0)	(28,532)	(0)	13,295	(15,261)
Operating, selling, general and administrative expenses	(1,624)	(1,003)	(801)	(2,168)	62	393	(5,141)
Depreciation, amortisation and net impairment losses	(1,964)	(870)	(1,029)	(193)	(364)	0	(4,421)
Exploration expenses	(193)	(267)	(43)	0	0	0	(503)

Total operating expenses	(3,781)	(2,165)	(1,874)	(30,892)	(302)	13,688	(25,326)

Net operating income/(loss)	5,597	1,093	309	1,401	(103)	(44)	8,252

Additions to PP&E, intangibles and equity accounted investments	2,941	1,779	1,078	547	485	0	6,830

Balance sheet information
Equity accounted investments	1,041	306	82	94	1,347	0	2,870
Non-current segment assets	33,517	20,777	18,855	5,362	4,449	0	82,960
Non-current assets not allocated to segments							9,778

Total non-current assets							95,609

Non-current assets by country [text block]
Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2020	2020	2019	2019

Norway	36,383	32,274	40,292	40,664
USA	16,524	16,524	17,776	19,999
Brazil	8,796	8,619	8,724	8,197
UK	4,913	4,968	5,657	5,406
Azerbaijan	1,696	1,671	1,598	1,497
Canada	1,435	1,372	1,672	1,651
Angola	1,331	1,320	1,564	1,743
Tanzania	964	964	964	963
Denmark	887	862	984	883
Algeria	866	880	915	950
Other countries	2,064	2,051	1,986	3,877

Total non-current assets1)	75,858	71,505	82,133	85,830

1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers [text block]
Revenues from contracts with customers and other revenues
	Quarters			Full Year
(in USD million)	Q2 2020	Q1 2020	Q2 2019	2019

Crude oil	4,018	7,840	9,390	33,505

Natural gas	1,188	2,170	2,637	11,281
- European gas	923	1,767	2,204	9,366
- North American gas	196	290	281	1,359
- Other incl. LNG	68	113	152	556

Refined products	1,258	2,029	2,866	10,652
Natural gas liquids	839	1,449	1,542	5,807
Transportation	286	329	163	967
Other sales	88	136	165	445

Revenues from contracts with customers	7,677	13,954	16,763	62,657

Taxes paid in-kind	(9)	47	105	344
Physically settled commodity derivatives	152	99	(306)	(1,086)
Gain/(loss) on commodity derivatives	(318)	912	276	732
Other revenues	61	52	60	265
Total other revenues	(114)	1,110	134	254

Revenues	7,563	15,065	16,898	62,911